Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other	$ 921	$ 1,593	$ 1,120
Southern Airways Corporation
Accrued rent			554
Accrued interest	94	87	5
Accrued vendor payables	718	686	512
Due to MP Enterprises, LLC	418	984
Deferred incentive income related to Marianas		678
Collateralized borrowings	2,601	1,316
Insurance premium liability	112	1,395	794
Accrued major maintenance	536
Other	76	370	207
Total other current liabilities	$ 4,555	$ 5,516	$ 2,072